Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Jun. 09, 2020
Entity Registrant Name	Fiera Capital Series Trust
Entity Central Index Key	0001691994
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 09, 2020
Document Effective Date	Jun. 10, 2020
Prospectus Date	Jun. 09, 2020